INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2021
INCOME TAXES [Abstract]
Major components of income tax expense (benefit)

The major components of income tax expense are:

	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
Current tax:
Current year	3,876	1,850	836
Change in estimates related to prior year	80	201	(21)
	3,956	2,051	815
Deferred tax:
Origination and reversal of temporary differences	(2,062)	1,923	8,427
Changes in tax rates	24	270	(124)
Recognition of previously unrecognized tax losses	—	(1,907)	(702)
Recognition of previously unrecognized net deductible temporary differences	—	(22)	29
	(2,038)	264	7,630

Total expense for the year	1,918	2,315	8,445

Income tax expense

Income tax expense is attributable to:

	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
	1,918	2,315	3,615
Income tax expense from discontinued operations	—	—	4,830
Total	1,918	2,315	8,445

Tax effect of deductible / (taxable) temporary differences	The tax effects of the Group’s temporary differences and carry forwards are as follows:

Tax effect of deductible / (taxable) temporary differences

	June 30,	June 30,
	2021	2020
	(US$’000)
Deductible temporary differences:
− Provisions and write-offs against accounts receivable	30	85
− Unpaid accrued expenses / compensation	3,413	687
− Net operating losses	834	1,629
− Property and equipment	385	348
− Lease liability (right of use assets)	5,692	5,101
	10,354	7,850
Taxable temporary differences:
− Property and equipment	(133)	(105)
− Right of use assets	(5,097)	(4,661)
− Intangible assets	(958)	(978)
	(6,188)	(5,744)
Net deferred tax assets	4,166	2,106

	June 30,	June 30,
	2021	2020
	(US$’000)
Deferred tax asset	4,252	2,223
Deferred tax liability	(86)	(117)
	4,166	2,106

Movement in Deferred Tax Assets (Liability)

Movement in deferred tax assets / (liability):

	June 30,	June 30,
	2021	2020
	(US$’000)
Opening deferred tax assets	2,106	2,370
Deferred tax benefits / (expense)	2,038	(264)
Foreign exchange and other rate differences	22	—
Net deferred tax assets	4,166	2,106

Unrecognized deferred tax assets

A deferred tax asset has not been recognized for the following gross amounts:

	June 30,	June 30,
	2021	2020
	(US$’000)
Unused tax losses	26,575	25,320
Deductible temporary differences	81	253
Unused tax losses and deductible differences - unrecognized	26,656	25,573

Reconciliation of effective tax rate

Below is a reconciliation of tax expense and the accounting profit. As the Group’s key income generating operations are based in the US, United States blended federal income tax rate of 21% is used for the purpose of this reconciliation:

	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
Profit / (loss) for the year	2,847	7,770	10,965
Income tax expense / (benefit)	1,918	2,315	8,445
Net profit / (loss) before income tax	4,765	10,085	19,410

	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2021	2021	2020	2020	2019	2019
	(%)	(US$’000)	(%)	(US$’000)	(%)	(US$’000)

Income tax expense using the applicable tax rate	21.0%	1,001	21.0%	2,118	21.0%	4,230
State taxes (net of federal tax effect)	7.3%	349	12.9%	1,303	5.3%	1,073
Effect of tax and exchange rates in foreign jurisdictions	3.7%	175	(7.7)%	(776)	5.1%	1,043
Foreign subsidiaries taxed at lower rate or tax exempt	22.3%	1,064	1.9%	191	(1.9)%	(380)
Non-deductible expenses / exempt income	5.4%	256	3.3%	328	2.3%	470
Employment and other tax credits	(20.3)%	(967)	—%	—	—%	—
Cancellation of legacy ESOP plan	—%	—	—%	—	15.2%	3,104
Effect of disposal of subsidiaries	—%	—	—%	—	(2.0)%	(403)
Prior year provision / other items	(3.8)%	(180)	(3.2)%	(320)	0.4%	73
Unrecognized losses utilized during the year	—%	—	10.1%	1,018	—%	—
Change in unrecognized temporary differences	4.6%	220	(15.3)%	(1,547)	(3.7)%	(765)
	40.2%	1,918	23.0%	2,315	41.7%	8,445